EMPLOYEE BENEFITS - Fair value (Details) - R / shares	1 Months Ended	12 Months Ended
	Nov. 30, 2015	Jun. 30, 2021	Jun. 30, 2020
Inputs to option pricing model, share options granted [Abstract]
7 day VWAP of the DRDGOLD Limited share	R 2.26	R 0	R 25.14
Annualized Forward dividend yield	4.30%	0.00%	1.00%